Research and development expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Research and development expenses
Labor	$ 3,841,598		$ 1,611,926
Materials	668,022		339,759
Share-based compensation expense	161,480		341,496
Research and development expenses	$ 4,671,100	$ 2,293,181	$ 2,293,181